FAIR VALUE OF FINANCIAL INSTRUMENTS - Summary of Carrying And Fair Value Of Non-Variable Interest Rate Debt (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value		$ 2,776	$ 2,356
2021 Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repayment of debt		100	100
2019 Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term line of credit, amount extended		422
Repayment of debt		$ 330	$ 375
4.125% Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Line of credit facility, interest rate		4.125%	4.125%	4.125%	4.125%
Carrying Value		$ 337	$ 337
4.750% Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Line of credit facility, interest rate		4.75%	4.75%	4.75%	4.75%
Carrying Value		$ 277	$ 277
Term loan facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value		2,157
Term loan facility | 2021 Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Line of credit facility, increase	$ 550	850
Repayment of debt		100
Carrying Value		2,157	1,407
Term loan facility | 2019 Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repayment of debt		330
Carrying Value		0	330
Level 2 | 2021 Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value		2,157	1,407
Fair Value		2,155	1,407
Level 2 | 2019 Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value		0	330
Fair Value		0	331
Level 2 | Non-Variable Interest Rate Debt | Senior Notes | 4.125% Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value		337	337
Fair Value		305	305
Level 2 | Non-Variable Interest Rate Debt | Senior Notes | 4.750% Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value		277	277
Fair Value		$ 259	$ 257